Risk Management Section - Most important foreign exchange year-end trading positions (Detail) - Risk diversification effect [member] - Foreign exchange risk [member] - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	€ 127	€ 116
Great Britain, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(37)
Chinese Yuan [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	27	(21)
Japanese, Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(26)	(10)
Swiss Francs [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	€ (24)
South Korean Won [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions		20
Brazilian Real [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions		€ (15)